Loss Per Share (Details) - Schedule of loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020	[1]
Schedule of loss per share have been calculated using the weighted average number of shares in issue during the relevant financial periods [Abstract]
Diluted loss per share from continuing operations	$ (18.76)	$ (44.57)	$ (59.67)
Diluted loss per share from discontinued operations	$ (15.41)	$ (0.92)

[1]	After giving effect to the reverse stock split (see also Note 13C)